Convertible Notes Payable (Tables) - EOS ENERGY STORAGE, LLC [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Schedule of convrtible notes recognized upon issuance
	December 31, 2019		June 30, 2020 Phase II	Total
	Phase I	Phase II
Convertible notes payable	$40,587	$35,973	$9,077	$85,637
Discount, original issuance	(20,946)	(23,982)	(6,051)	(50,979)
Premium (discount), embedded derivative	181	(1,145)	(199)	(1,163)
Discount, fair value of preferred units	—	(2,031)	(469)	(2,500)
Discount, beneficial conversion features	(1,799)	—	—	(1,799)
Convertible notes payable, net	$18,023	$8,815	$2,358	$29,196

	Phase 1	Phase 2	Total
Convertible notes payable	$40,587	$35,973	$76,560
Discount, original issuance	(20,946)	(23,982)	(44,928)
Premium (Discount), embedded derivative	181	(1,145)	(964)
Discount, fair value of preferred units	—	(2,031)	(2,031)
Discount, beneficial conversion features	(1,799)	—	(1,799)
Convertible notes payable, net	$18,023	$8,815	$26,838

Schedule of balances attributable to convertible notes payable
	Phase I	Phase II	June 30, 2020
Convertible notes payable	$40,587	$45,049	$85,636
Discount, original issuance	(20,946)	(30,033)	(50,979)
Premium (discount), embedded derivative	181	(1,344)	(1,163)
Discount, fair value of preferred units		(2,500)	(2,500)
Discount, beneficial conversion features	(1,799)	—	(1,799)
Discount, accumulated amortization	22,564	33,877	56,441
Convertible notes payable, net	$40,587	$45,049	$85,636
	Phase I	Phase II	December 31, 2019
Convertible notes payable	$40,587	$35,973	$76,560
Discount, original issuance	(20,946)	(23,982)	(51,040)
Premium (discount), embedded derivative	181	(1,145)	(964)
Discount, fair value of preferred units	—	(2,031)	(2,031)
Discount, beneficial conversion features	(1,799)	—	(1,799)
Discount, accumulated amortization	26,564	27,158	49,722
Convertible notes payable, net	$40,587	$35,973	$76,560

	Phase 1	Phase 2	Total
Convertible notes payable	$40,587	$35,973	$76,560
Discount, original issuance	(20,946)	(23,982)	(44,928)
Discount, embedded derivative	181	(1,145)	(964)
Discount, fair value of preferred units	—	(2,031)	(2,031)
Discount, beneficial conversion features	(1,799)	—	(1,799)
Discount, accumulated amortization	22,564	27,158	49,722
Convertible notes payable, net	$40,587	$35,973	$76,560